Financial Instruments (Details 3) $ in Thousands	Jun. 30, 2022 CAD ($)	Dec. 31, 2021 USD ($)
Currency risk
Statement [Line Items]
Net exposure	$ (24)	$ 409
Financial Liabilities Denominated in Foreign Currencies
Statement [Line Items]
Net exposure	(34,000)	(160)
Financial Assets Denominated in Foreign Currencies
Statement [Line Items]
Net exposure	$ 10,000	$ 569